Legacy Class [Member] Average Annual Total Returns - Legacy Class		12 Months Ended	60 Months Ended	120 Months Ended	371 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.00%	8.77%	8.85%	9.94%
Performance Inception Date	[1]				Feb. 10, 1994
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.98%	8.44%	7.81%	[2]
Performance Inception Date	[1]				Feb. 10, 1994
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.81%	13.86%	12.55%	10.38%
Performance Inception Date	[3]				Feb. 10, 1994
Legacy Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.65%	9.85%	9.93%	12.22%
Performance Inception Date					Feb. 10, 1994
Legacy Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	7.82%	7.53%	10.33%
Performance Inception Date					Feb. 10, 1994
Legacy Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	6.47%	7.55%	7.47%	10.14%
Performance Inception Date	[4]				Feb. 10, 1994

[1]	Additional index.
[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Value Index.
[3]	Broad-based securities market index.
[4]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.